SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT

19)	Subsequent Event

On March 11, 2025, the Company received $1.5 million in exchange for the issuance of a promissory note with an aggregate principal amount of $1.5 million to an investor. The promissory note matures on the earlier of (i) June 15, 2025 or (ii) upon the Company receiving $5 million in gross proceeds from a subsequent capital raise. Interest accrues at a rate of 5.0% per annum, payable at maturity.